Equity - Schedule of Basic and Diluted Earnings Per Quota (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the Entity	R$ 2.14	R$ 4.02	R$ 3.89
Total basic earning per share attributable to the ordinary equity holders of the Entity	2.14	4.02	3.89
From continuing operations attributable to the ordinary equity holders of the Entity	2.08	3.85	3.84
Total basic earning per share attributable to the ordinary equity holders of the Entity	R$ 2.08	R$ 3.85	R$ 3.84
From continuing operations	R$ 118,202	R$ 220,608	R$ 219,417
Profit (loss) from continuing operations	118,202	220,608	219,417
Used in calculating basic earnings per share	118,202	220,608	219,417
Used in calculating diluted earnings per share	R$ 118,202	R$ 220,608	R$ 219,417
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share:	55,190,584	54,903,764	56,356,293
Adjustments for calculation of diluted earnings per share:	1,733,042	501,807	792,815
Weighted average number of ordinary shares/quotas and potential ordinary shares used as the denominator in calculating diluted earnings per share	56,923,626	55,405,572	57,149,108